Risk management - Trading Market Risk - VaR Risks and Results (Details) - MXN ($) $ in Thousands	6 Months Ended						12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Main market risk metric
Total VaR	$ 69,000						$ 69,000
Minimum
Main market risk metric
Total VaR	69,000						69,000
Weighted average
Main market risk metric
Total VaR	122,000						122,000
Maximum
Main market risk metric
Total VaR	399,000						399,000
Trading market risk
Main market risk metric
Total VaR	69,000		$ 129,000		$ 132,000		69,000	$ 129,000	$ 132,000
Risk assumption profile, limit							256,000	245,000	230,000
Trading market risk | Minimum
Main market risk metric
Average daily Total VaR	69,000		58,000		48,000
Trading market risk | Weighted average
Main market risk metric
Average daily Total VaR	121,000	$ 123,000	93,000	$ 97,000	79,000	$ 73,000	122,000	95,000	77,000	$ 71,000
Increase (decrease) in Total VaR								27,000	19,000	6,000
Trading market risk | Maximum
Main market risk metric
Average daily Total VaR	$ 398,000		$ 138,000		$ 189,000
Interest rate risk | Weighted average
Main market risk metric
Average daily Total VaR							110,000	96,000	71,000	68,000
Equity price risk | Weighted average
Main market risk metric
Average daily Total VaR							6,000	5,000	4,000	17,000
Currency risk - Foreign exchange risk | Weighted average
Main market risk metric
Average daily Total VaR							$ 48,000	$ 51,000	$ 17,000	$ 10,000